Convertible Credit Facility (Narrative) (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 19, 2009 China Investment Corporation [Member] USD ($) Y	Dec. 31, 2012 China Investment Corporation [Member] USD ($)	Dec. 31, 2012 China Investment Corporation [Member] CAD	Dec. 31, 2011 China Investment Corporation [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] CAD	Nov. 19, 2009 SouthGobi [Member] USD ($)	Dec. 31, 2012 SouthGobi [Member] CAD
Debt Conversion [Line Items]
Principal amount of convertible credit facility			$ 500,000,000	$ 500,000,000	$ 500,000,000
Convertible debenture interest rate					8.00%
Convertible debenture term, years					30
Convertible debenture interest payable in cash					6.40%
Convertible debenture interest payable in shares					1.60%
SouthGobi conversion option 1, amount											250,000,000
SouthGobi conversion option 1, public float											25.00%
Convertible credit facility aggregate carrying amount on date of conversion									250,000,000
Stock issued									21.5	21.5
Conversion price									$ 11.64	11.88		10.66
Ceiling conversion price	11.88	11.88				11.88	11.88
Floor conversion price	8.88	8.88					8.88
Embedded derivative liability			8,876,000	48,388,000
Capitalized interest expense						9,500,000		10,800,000
Capitalized accretion expense						$ 100,000		$ 100,000